As filed with the Securities and Exchange Commission on August 19, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.
OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
Common Stocks: 75.7%
Aerospace & Defense: 3.7%
149,990	Boeing Co.	$20,806,613
236,090	Triumph Group, Inc.	15,579,579
		36,386,192
Beverages: 3.0%
252,160	Diageo Plc - ADR	29,260,646

Consumer Finance: 2.3%
289,715	American Express Co.	22,516,650

Containers & Packaging: 5.8%
563,885	Crown Holdings, Inc. 1	29,835,155
1,166,225	Owens-Illinois, Inc. 1	26,753,202
		56,588,357
Diversified Financial Services: 2.0%
756,840	PHH Corp. 1, 2	19,700,545

Health Care Equipment & Supplies: 3.0%
218,365	Teleflex, Inc.	29,577,539

Health Care Providers & Services: 1.4%
287,430	HealthSouth Corp.	13,239,026

Household Durables: 2.8%
1,766,590	TRI Pointe Homes, Inc. 1	27,028,827

Independent Power & Renewable Electricity Producers: 2.2%
483,100	NRG Yield, Inc. - Class A	10,623,369
483,100	NRG Yield, Inc. - Class C	10,575,059
		21,198,428
Insurance: 2.6%
53,100	Alleghany Corp. 1	24,891,156

Internet & Catalog Retail: 3.2%
1,083,650	Liberty Interactive Corp. - Class A 1	30,071,288
36,775	Liberty Ventures - Series A 1	1,444,154
		31,515,442
Internet Software & Services: 6.5%
499,640	eBay, Inc. 1	30,098,314
26,775	Google, Inc. - Class A 1	14,459,571
36,067	Google, Inc. - Class C 1	18,773,234
		63,331,119
Media: 9.0%
177,130	Charter Communications, Inc. - Class A 1	30,333,513
627,285	Cinemark Holdings, Inc.	25,198,038
487,300	Viacom, Inc. - Class B	31,499,072
		87,030,623

Oil, Gas & Consumable Fuels: 2.8%
353,810	Occidental Petroleum Corp.	27,515,804

Personal Products: 2.1%
486,640	Unilever NV - NYRS	20,361,017

Pharmaceuticals: 15.5%
109,065	Allergan Plc 1	33,096,865
142,990	Bayer AG - ADR	20,159,445
235,845	GlaxoSmithKline Plc - ADR	9,822,944
253,550	Johnson & Johnson	24,710,983
199,725	Novartis AG - ADR	19,640,957
196,513	Valeant Pharmaceuticals International, Inc. 1	43,655,363
		151,086,557
Specialty Retail: 1.7%
335,270	Cabela's, Inc. 1	16,756,794

Thrifts & Mortgage Finance: 0.6%
594,895	Stonegate Mortgage Corp. 1, 2, 3	5,990,593

Trading Companies & Distributors: 2.8%
787,786	Air Lease Corp.	26,705,945

Water Utilities: 2.7%
537,570	American Water Works Co., Inc.	26,142,029

Total Common Stocks
(Cost $491,867,831)		736,823,289

Partnerships & Trusts: 11.8%
Oil, Gas & Consumable Fuels: 11.8%
998,985	Cone Midstream Partners L.P. 2, 3	17,682,035
862,705	Enterprise Products Partners L.P.	25,786,253
395,729	Magellan Midstream Partners L.P.	29,038,594
1,127,855	Plains GP Holdings L.P. - Class A	29,143,773
545,510	VTTI Energy Partners L.P. 2, 3	13,659,570
		115,310,225
Total Partnerships & Trusts
(Cost $74,700,952)		115,310,225

Real Estate Investment Trusts: 8.8%
282,480	Digital Realty Trust, Inc.	18,835,766
354,815	EPR Properties	19,436,766
1,885,875	New Residential Investment Corp.	28,740,735
1,413,000	New Senior Investment Group, Inc.	18,891,810
		85,905,077
Total Real Estate Investment Trusts
(Cost $86,297,039)		85,905,077

Short-Term Investments: 3.8%
36,555,451	Federated U.S. Treasury Cash Reserves, 0.000% 4	36,555,451

Total Short-Term Investments
(Cost $36,555,451)			36,555,451

Total Investments in Securities: 100.1%
(Cost $689,421,273)			974,594,042
Liabilities in Excess of Other Assets: (0.1)%			(1,386,126)
Total Net Assets: 100.0%			$973,207,916

ADR		American Depositary Receipt
NYRS		New York Registry Shares
	1	Non-income producing security.
	2	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance April 1, 2015	Purchases	Sales	Share Balance June 30, 2015	Realized Gain (Loss)	Dividend Income	Value June 30, 2015	Acquisition Cost
Cone Midstream Partners L.P.	998,985	-	-	998,985	$-	$-	$17,682,035	$25,866,628
PHH Corp.	1,054,720	-	297,880	756,840	789,105	-	19,700,545	16,956,007
Stonegate Mortgage Corp.	597,995	-	3,100	594,895	(24,667)	-	5,990,593	9,957,385
VTTI Energy Partners L.P.	545,510	-	-	545,510	-	148,324	13,659,570	11,973,164
Total							$57,032,743	$64,753,184

3	All or a portion of this security is considered illiquid. As of June 30, 2015, the total market value of illiquid securities was $37,332,198 or 3.8% of net assets.
4	Annualized seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments		$683,630,729
Gross unrealized appreciation		320,847,649
Gross unrealized depreciation		(29,884,336)
Net unrealized appreciation		$290,963,313

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2015 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$736,823,289	$-	$-	$736,823,289
Partnerships & Trusts^	115,310,225	-	-	$115,310,225
Real Estate Investment Trusts	85,905,077	-	-	$85,905,077
Short-Term Investments	36,555,451	-	-	$36,555,451
Total Investments	$974,594,042	$-	$-	$974,594,042

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

OSTERWEIS INSTITUTIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
Common Stocks: 77.8%
Aerospace & Defense: 4.4%
6,715	Boeing Co.	$931,505
12,215	Triumph Group, Inc.	806,068
		1,737,573
Beverages: 3.2%
11,135	Diageo Plc - ADR	1,292,105

Consumer Finance: 2.0%
10,405	American Express Co.	808,677

Containers & Packaging: 5.9%
22,400	Crown Holdings, Inc. 1	1,185,184
50,605	Owens-Illinois, Inc. 1	1,160,879
		2,346,063
Diversified Financial Services: 2.1%
32,695	PHH Corp. 1, 2	851,051

Health Care Equipment & Supplies: 3.0%
8,915	Teleflex, Inc.	1,207,537

Health Care Providers & Services: 1.1%
9,895	HealthSouth Corp.	455,764

Household Durables: 2.4%
63,630	TRI Pointe Homes, Inc. 1	973,539

Independent Power and Renewable Electricity Producers: 2.3%
20,700	NRG Yield, Inc. - Class A	455,193
20,700	NRG Yield, Inc. - Class C	453,123
		908,316
Insurance: 2.6%
2,170	Alleghany Corp. 1	1,017,209

Internet & Catalog Retail: 3.2%
43,755	Liberty Interactive Corp. - Class A 1	1,214,201
1,490	Liberty Ventures - Series A 1	58,512
		1,272,713
Internet Software & Services: 6.9%
23,225	eBay, Inc. 1	1,399,074
380	Google, Inc. - Class A 1	205,215
2,236	Google, Inc. - Class C 1	1,163,860
		2,768,149
Media: 8.3%
6,895	Charter Communications, Inc. - Class A 1	1,180,769
20,122	Cinemark Holdings, Inc.	808,301
20,730	Viacom, Inc. - Class B	1,339,987
		3,329,057

Oil, Gas & Consumable Fuels: 2.8%
14,090	Occidental Petroleum Corp.	1,095,779

Personal Products: 2.1%
19,925	Unilever NV - NYRS	833,662

Pharmaceuticals: 17.3%
4,760	Allergan Plc 1	1,444,470
6,120	Bayer AG - ADR	862,828
9,460	GlaxoSmithKline Plc - ADR	394,009
12,585	Johnson & Johnson	1,226,534
12,090	Novartis AG - ADR	1,188,930
8,065	Valeant Pharmaceuticals International, Inc. 1	1,791,640
		6,908,411
Specialty Retail: 1.7%
13,805	Cabela's, Inc. 1	689,974

Thrifts & Mortgage Finance: 0.6%
23,945	Stonegate Mortgage Corp. 1, 2, 3	241,126

Trading Companies & Distributors: 2.7%
31,660	Air Lease Corp.	1,073,274

Water Utilities: 3.2%
25,935	American Water Works Co., Inc.	1,261,219

Total Common Stocks
(Cost $24,471,416)		31,071,198

Partnerships & Trusts: 12.1%
Oil, Gas & Consumable Fuels: 12.1%
49,385	Cone Midstream Partners L.P. 2, 3	874,115
34,450	Enterprise Products Partners L.P.	1,029,711
15,545	Magellan Midstream Partners L.P.	1,140,692
48,350	Plains GP Holdings L.P. - Class A	1,249,364
21,385	VTTI Energy Partners L.P. 2, 3	535,480
		4,829,362
Total Partnerships & Trusts
(Cost $4,397,665)		4,829,362

Real Estate Investment Trusts: 7.1%
14,410	EPR Properties	789,380
69,890	New Residential Investment Corp.	1,065,124
72,736	New Senior Investment Group, Inc.	972,480
		2,826,984
Total Real Estate Investment Trusts
(Cost $3,037,117)		2,826,984

Short-Term Investments: 2.7%
1,060,385	Federated U.S. Treasury Cash Reserves, 0.000% 4	1,060,385

Total Short-Term Investments

(Cost $1,060,385)		1,060,385

Total Investments in Securities: 99.7%
(Cost $32,966,583)		39,787,929
Other Assets in Excess of Liabilities: 0.3%		137,286
Total Net Assets: 100.0%		$39,925,215

ADR	American Depositary Receipt
NYRS	New York Registry Shares
1	Non-income producing security.
2	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance April 1, 2015	Purchases	Sales	Share Balance June 30, 2015	Realized Gain (Loss)	Dividend Income	Value June 30, 2015	Acquisition Cost
Cone Midstream Partners L.P.	51,715	-	2,330	49,385	$(274,100)	$-	$874,115	$1,230,742
PHH Corp.	37,390	-	4,695	32,695	15,193	-	851,051	729,788
Stonegate Mortgage Corp.	36,370	-	12,425	23,945	(88,467)	-	241,126	361,070
VTTI Energy Partners L.P.	22,395	-	1,010	21,385	1,921	5,815	535,480	460,656
Total							$2,501,772	$2,782,256

3	All or a portion of this security is considered illiquid. As of June 30, 2015, the total market value of illiquid securities was $1,650,721 or 4.1% of net assets.
4	Annualized seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments		$32,932,248
Gross unrealized appreciation		8,066,643
Gross unrealized depreciation		(1,210,962)
Net unrealized appreciation		$6,855,681

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2015 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$31,071,198	$-	$-	$31,071,198
Partnerships & Trusts^	4,829,362	-	-	4,829,362
Real Estate Investment Trusts	2,826,984	-	-	2,826,984
Short-Term Investments	1,060,385	-	-	1,060,385
Total Investments	$39,787,929	$-	$-	$39,787,929

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
Convertible Preferred Stocks: 0.8%
Machinery: 0.8%
390,000	Blue Bird Corp. 1	$47,794,110

Total Convertible Preferred Stocks
(Cost $39,000,000)		47,794,110

Principal
Amount
Bonds: 82.4%
Corporate Bonds: 80.4%
Aerospace & Defense: 4.1%
	ADS Tactical, Inc.
$75,399,000	11.000%, 04/01/2018 1	78,414,960
	Bombardier, Inc.
55,750,000	5.500%, 09/15/2018 1	55,471,250
	Erickson, Inc.
61,473,000	8.250%, 05/01/2020	48,871,035
	Kratos Defense & Security Solutions, Inc.
79,750,000	7.000%, 05/15/2019	73,070,937
		255,828,182
Air Freight & Logistics: 1.2%
	XPO Logistics, Inc.
46,446,000	7.875%, 09/01/2019 1	49,806,368
25,000,000	6.500%, 06/15/2022 1	24,531,250
		74,337,618
Auto Components: 1.6%
	Goodyear Tire & Rubber Co.
92,290,000	8.250%, 08/15/2020	96,835,282

Beverages: 1.6%
	Beverages & More, Inc.
81,000,000	10.000%, 11/15/2018 1	80,898,750
	Cott Beverages, Inc.
16,500,000	6.750%, 01/01/2020 1	17,160,000
		98,058,750
Building Products: 1.5%
	Cleaver-Brooks, Inc.
76,920,000	8.750%, 12/15/2019 1	76,150,800
17,775,000	9.750%, 12/31/2019 1,3	16,317,503
		92,468,303
Capital Markets: 1.0%
	Oppenheimer Holdings, Inc.
58,967,000	8.750%, 04/15/2018	61,620,515

Chemicals: 1.8%
	Consolidated Energy Finance SA
38,500,000	6.750%, 10/15/2019 1	39,270,000
	HIG BBC Intermediate Holdings LLC
42,401,000	10.500% Cash or 11.250% PIK, 09/15/2018 1	42,135,994
	LSB Industries, Inc.
29,000,000	7.750%, 08/01/2019	30,885,000
		112,290,994

Commercial Services & Supplies: 3.4%
	GFL Environmental Corp.
67,625,000	7.875%, 04/01/2020 1	69,653,750
	R.R. Donnelley & Sons Co.
7,576,000	8.600%, 08/15/2016	8,153,670
33,865,000	8.250%, 03/15/2019	38,860,087
17,274,000	8.875%, 04/15/2021	19,821,915
5,900,000	7.000%, 02/15/2022	6,364,625
	Transfield Services Ltd.
62,775,000	8.375%, 05/15/2020 1	67,169,250
		210,023,297
Construction & Engineering: 1.1%
	Michael Baker Holdings LLC
11,000,000	8.875% Cash or 9.625% PIK, 04/15/2019 1	10,120,000
	Michael Baker International LLC
58,265,000	8.250%, 10/15/2018 1	56,662,713
		66,782,713
Construction Materials: 1.7%
	Associated Asphalt Partners LLC
50,570,000	8.500%, 02/15/2018 1	49,052,900
	Rain CII Carbon LLC
54,773,000	8.000%, 12/01/2018 1	53,677,540
		102,730,440
Consumer Finance: 1.8%
	Ally Financial, Inc.
33,450,000	3.500%, 07/18/2016	34,035,375
5,850,000	2.750%, 01/30/2017	5,838,300
	Enova International, Inc.
78,000,000	9.750%, 06/01/2021	74,100,000
		113,973,675
Containers & Packaging: 0.9%
	Ardagh Packaging Finance Plc
51,700,000	6.250%, 01/31/2019 1	52,863,250

Distributors: 0.6%
	Pittsburgh Glass Works LLC
35,553,000	8.000%, 11/15/2018 1	37,597,298

Diversified Consumer Services: 2.2%
	Outerwall, Inc.
29,865,000	6.000%, 03/15/2019	30,088,988
	Regis Corp.
101,000,000	5.750%, 12/05/2017 1	104,156,250
		134,245,238
Diversified Financial Services: 2.9%
	Icahn Enterprises L.P.
118,885,000	3.500%, 03/15/2017	119,925,244
	International Lease Finance Corp.
13,985,000	8.625%, 09/15/2015	14,177,294
	Intrepid Aviation Group Holdings LLC
15,750,000	8.250%, 07/15/2017 1	15,789,375
34,450,000	6.875%, 02/15/2019 1	32,210,750
		182,102,663
Electrical Equipment: 0.8%
	Power Solutions International, Inc.
53,000,000	5.500%, 05/01/2018 1	52,816,938

Electronic Equipment, Instruments & Components: 0.7%
	KEMET Corp.
42,362,000	10.500%, 05/01/2018	42,997,430

Energy Equipment & Services: 0.1%
	ION Geophysical Corp.
10,900,000	8.125%, 05/15/2018	7,684,500

Food & Staples Retailing: 9.3%
	BI-LO LLC
120,912,000	8.625% Cash or 9.375% PIK, 09/15/2018 1	112,448,160
	KeHE Distributors LLC
10,500,000	7.625%, 08/15/2021 1	11,051,250
	Rite Aid Corp.
195,112,000	9.250%, 03/15/2020	211,940,410
	Roundy's Supermarkets, Inc.
21,569,000	10.250%, 12/15/2020 1	18,441,495
	Spartan Stores, Inc.
45,000,000	6.625%, 12/15/2016 1	46,743,750
	Tops Holding II Corp.
24,793,000	8.750%, 06/15/2018	24,545,070
	Tops Holding/Markets II
78,000,000	8.000%, 06/15/2022 1	78,487,500
	US Foods, Inc.
70,554,000	8.500%, 06/30/2019	73,728,930
		577,386,565
Food Products: 3.0%
	Hearthside Group Holdings LLC
67,140,000	6.500%, 05/01/2022 1	64,454,400
	Shearer's Foods LLC
71,838,000	9.000%, 11/01/2019 1	77,585,040
	Simmons Foods, Inc.
49,000,000	7.875%, 10/01/2021 1	45,202,500
		187,241,940
Gas Utilities: 0.4%
	Star Gas Partners L.P.
21,671,000	8.875%, 12/01/2017	22,659,739

Health Care Equipment & Supplies: 2.6%
	Alere, Inc.
154,272,000	8.625%, 10/01/2018	160,134,336

Health Care Providers & Services: 5.1%
	CHS/Community Health Systems, Inc.
140,090,000	8.000%, 11/15/2019	147,970,062
	Hanger, Inc.
44,171,000	7.125%, 11/15/2018	44,281,428
	VWR Funding, Inc.
121,115,000	7.250%, 09/15/2017	125,505,419
		317,756,909
Hotels, Restaurants & Leisure: 1.5%
	Carrols Restaurant Group, Inc.
24,750,000	8.000%, 05/01/2022 1	26,111,250
	Peninsula Gaming Corp.
15,456,000	8.375%, 02/15/2018 1	16,170,840
	Ruby Tuesday, Inc.
51,279,000	7.625%, 05/15/2020	52,945,567
		95,227,657

Household Durables: 1.1%
	Century Intermediate Holding Co.
66,072,000	9.750% Cash or 10.500% PIK, 02/15/2019 1	68,962,650

Household Products: 0.2%
	Sun Products Corp.
14,000,000	7.750%, 03/15/2021 1	12,705,000

Independent Power & Renewable Electricity Producers: 1.3%
	NRG Energy, Inc.
78,370,000	8.250%, 09/01/2020	82,288,500

IT Services: 0.4%
	Unisys Corp.
26,207,000	6.250%, 08/15/2017	27,812,179

Leisure Products: 0.9%
	Smith & Wesson Holding Corp.
55,000,000	5.000%, 07/15/2018 1	55,893,750

Machinery: 1.6%
	Navistar International Corp.
61,525,000	8.250%, 11/01/2021	58,756,375
	Waterjet Holdings, Inc.
41,860,000	7.625%, 02/01/2020 1	43,743,700
		102,500,075
Media: 3.0%
	Carmike Cinemas, Inc.
33,522,000	7.375%, 05/15/2019	35,519,911
	Crown Media Holdings, Inc.
29,697,000	10.500%, 07/15/2019	31,404,578
	Lions Gate Entertainment Corp.
19,500,000	5.250%, 08/01/2018	20,182,500
	MDC Partners, Inc.
62,990,000	6.750%, 04/01/2020 1	62,990,000
	NAI Entertainment Holdings
34,908,000	5.000%, 08/01/2018 1	35,780,700
		185,877,689
Metals & Mining: 7.9%
	A.M. Castle & Co.
71,538,000	12.750%, 12/15/2016	68,497,635
	Coeur Mining, Inc.
72,500,000	7.875%, 02/01/2021	61,806,250
	Edgen Murray Corp.
190,257,000	8.750%, 11/01/2020 1	206,191,024
	Hecla Mining Co.
40,625,000	6.875%, 05/01/2021	38,644,531
	Horsehead Holding Corp.
9,500,000	9.000%, 06/01/2017 1	9,547,500
18,000,000	10.500%, 06/01/2017 1	19,170,000
74,350,000	10.500%, 06/01/2017 1	79,182,750
10,000,000	10.500%, 06/01/2017 1	10,650,000
		493,689,690
Multiline Retail: 0.7%
	Bon-Ton Department Stores, Inc.
12,804,000	10.625%, 07/15/2017	12,771,990
40,224,000	8.000%, 06/15/2021	31,073,040
		43,845,030

Oil, Gas & Consumable Fuels: 4.6%
	Calumet Specialty Products Partners L.P.
3,540,000	6.500%, 04/15/2021	3,504,600
9,126,000	7.625%, 01/15/2022	9,354,150
46,500,000	7.750%, 04/15/2023 1	48,011,250
	Global Partners / GLP Finance Corp.
43,976,000	6.250%, 07/15/2022	42,436,840
19,750,000	7.000%, 06/15/2023 1	19,503,125
	NGL Energy Partners L.P.
24,250,000	6.875%, 10/15/2021	25,341,250
	Targa Resources Partners L.P.
49,000,000	5.000%, 01/15/2018 1	50,347,500
	Ultra Resources, Inc.
34,500,000	7.310%, 03/01/2016 3	34,737,809
24,500,000	5.920%, 03/01/2018 3	23,774,285
	Vanguard Natural Resources LLC
28,741,000	7.875%, 04/01/2020	27,591,360
		284,602,169
Paper & Forest Products: 0.7%
	Resolute Forest Products, Inc.
47,500,000	5.875%, 05/15/2023	43,462,500

Pharmaceuticals: 1.9%
	VPII Escrow Corp.
83,470,000	6.750%, 08/15/2018 1	87,695,669
	VRX Escrow Corp.
26,600,000	5.375%, 03/15/2020 1	27,531,000
		115,226,669
Road & Rail: 1.5%
	Hertz Corp.
91,442,000	7.500%, 10/15/2018	94,756,772

Semiconductors & Semiconductor Equipment: 1.0%
	Global A&T Electronics Ltd.
65,000,000	10.000%, 02/01/2019 1	58,987,500
2,500,000	10.000%, 02/01/2019 1	2,268,750
		61,256,250
Specialty Retail: 0.6%
	Brown Shoe Co., Inc.
37,372,000	7.125%, 05/15/2019	38,922,938

Thrifts & Mortgage Finance: 0.8%
	Nationstar Mortgage Holdings, Inc.
45,791,000	9.625%, 05/01/2019	48,824,654

Tobacco: 1.0%
	Alliance One International, Inc.
70,500,000	9.875%, 07/15/2021	61,951,875

Wireless Telecommunication Services: 0.3%
	Sprint Communications, Inc.
15,068,000	8.375%, 08/15/2017	16,348,780

Total Corporate Bonds
(Cost $5,074,437,498)		4,994,591,402

Convertible Bonds: 2.0%
Air Freight & Logistics: 0.1%
		XPO Logistics, Inc.
2,720,000		4.500%, 10/01/2017	7,587,100

Health Care Equipment & Supplies: 0.7%
		Teleflex, Inc.
18,150,000		3.875%, 08/01/2017	40,122,843

Machinery: 0.6%
		Navistar International Corp.
42,210,000		4.500%, 10/15/2018	36,195,075

Metals & Mining: 0.1%
		A.M. Castle & Co.
6,700,000		7.000%, 12/15/2017	5,803,875

Semiconductors & Semiconductor Equipment: 0.5%
		NVIDIA Corp.
29,000,000		1.000%, 12/01/2018	33,368,125

Total Convertible Bonds
(Cost $98,205,966)			123,077,018

Total Bonds
(Cost $5,172,643,464)			5,117,668,420

Shares
Short-Term Investments: 15.7%
976,373,564		Federated U.S. Treasury Cash Reserves, 0.000% 4	976,373,564

Total Short-Term Investments
(Cost $976,373,564)			976,373,564

Total Investments in Securities: 98.9%
(Cost $6,188,017,028)			6,141,836,094
Other Assets in Excess of Liabilities: 1.1%			71,028,363
Total Net Assets: 100.0%			$6,212,864,457

	PIK	Payment-in-kind - represents the security may pay interest in additional par.
	1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2015, the value of these securities amounted to $2,525,579,052, or 40.7% of net assets.

	2	Non-income producing security.
	3	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
	4	Annualized seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments	$6,189,363,344
Gross unrealized appreciation	102,763,306
Gross unrealized depreciation	(150,290,556)
Net unrealized depreciation	$(47,527,250)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2015 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total

Convertible Preferred^	$-	$47,794,110	$-	$47,794,110
Corporate Bonds^	-	4,919,761,805	74,829,597	4,994,591,402
Convertible Bonds^	-	123,077,018	-	123,077,018
Short-Term Investments	976,373,564	-	-	976,373,564
Total Investments	$976,373,564	$5,090,632,933	$74,829,597	$6,141,836,094

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The Fund did not have transfers into or out of Level 1 securities during the period.
The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of March 31, 2015	$127,755,901
Accrued discounts/premiums	(309,911)
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	3,277,357
Purchases	-
Sales	-
Transfer in and/or out of Level 3	(55,893,750)
Balance as of June 30, 2015	$74,829,597

Transfers made out of Level 3 and into Level 2 as a third party pricing service provided a price.

Change in unrealized appreciation (depreciation) during the period ended for Level 3 securities held at June 30, 2015:	$1,400,152

Type of Security	Fair Value at 6/30/2015	Valuation Techniques	Unobservable Input	Range
Corporate Bonds	$74,829,597	Comparable Securities	Adjustment to Yield	(75)bps-300bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
Common Stocks: 47.8%
Aerospace & Defense: 2.7%
34,595	Boeing Co.	$4,799,018
68,650	Triumph Group, Inc.	4,530,214
		9,329,232
Beverages: 2.0%
57,225	Diageo Plc - ADR	6,640,389

Consumer Finance: 1.2%
52,715	American Express Co.	4,097,010

Containers & Packaging: 4.0%
136,955	Crown Holdings, Inc. 1	7,246,289
277,000	Owens-Illinois, Inc. 1	6,354,380
		13,600,669
Diversified Financial Services: 1.4%
180,290	PHH Corp. 1, 2	4,692,949

Health Care Equipment & Supplies: 1.6%
40,530	Teleflex, Inc.	5,489,788

Health Care Providers & Services: 0.8%
60,850	HealthSouth Corp.	2,802,751

Household Durables: 1.7%
366,660	TRI Pointe Homes, Inc. 1	5,609,898

Independent Power and Renewable Electricity Producers: 1.9%
148,565	NRG Yield, Inc. - Class A	3,266,944
148,565	NRG Yield, Inc. - Class C	3,252,088
		6,519,032
Insurance: 1.6%
11,311	Alleghany Corp. 1	5,302,144

Internet & Catalog Retail: 1.9%
220,815	Liberty Interactive Corp. - Class A 1	6,127,616
8,070	Liberty Ventures - Series A 1	316,909
		6,444,525
Internet Software & Services: 3.5%
96,475	eBay, Inc. 1	5,811,654
4,540	Google, Inc. - Class A 1	2,451,782
6,781	Google, Inc. - Class C 1	3,529,578
		11,793,014
Media: 5.2%
39,885	Charter Communications, Inc. - Class A 1	6,830,306
120,259	Cinemark Holdings, Inc.	4,830,804
94,715	Viacom, Inc. - Class B	6,122,378
		17,783,488
Oil, Gas & Consumable Fuels: 1.7%
23,074	California Resources Corp.	139,367
71,710	Occidental Petroleum Corp.	5,576,887
		5,716,254

Personal Products: 1.1%
89,650	Unilever NV - NYRS	3,750,956

Pharmaceuticals: 10.3%
21,555	Allergan Plc 1	6,541,080
33,905	Bayer AG - ADR	4,780,096
49,795	GlaxoSmithKline Plc - ADR	2,073,962
47,405	Johnson & Johnson	4,620,091
58,765	Novartis AG - ADR	5,778,950
50,084	Valeant Pharmaceuticals International, Inc. 1	11,126,161
		34,920,340
Specialty Retail: 1.4%
93,570	Cabela's, Inc. 1	4,676,629

Thrifts & Mortgage Finance: 0.3%
117,940	Stonegate Mortgage Corp. 1, 2, 3	1,187,656

Trading Companies & Distributors: 1.8%
176,615	Air Lease Corp.	5,987,248

Water Utilities: 1.7%
119,660	American Water Works Co., Inc.	5,819,066

Total Common Stocks
(Cost $129,060,210)		162,163,038

Convertible Preferred Stocks: 0.3%
Machinery: 0.3%
10,000	Blue Bird Corp. 4	1,225,490

Total Convertible Preferred Stocks
(Cost $1,000,000)		1,225,490

Partnerships & Trusts: 7.4%
Oil, Gas & Consumable Fuels: 7.4%
225,280	Cone Midstream Partners L.P. 2, 3	3,987,456
188,015	Enterprise Products Partners L.P.	5,619,768
72,970	Magellan Midstream Partners L.P.	5,354,539
236,660	Plains GP Holdings L.P. - Class A	6,115,295
164,980	VTTI Energy Partners L.P. 2, 3	4,131,099
		25,208,157
Total Partnerships & Trusts
(Cost $23,208,231)		25,208,157

Real Estate Investment Trusts: 5.8%
68,615	Digital Realty Trust, Inc.	4,575,248
75,600	EPR Properties	4,141,368
400,297	New Residential Investment Corp.	6,100,526
356,137	New Senior Investment Group, Inc.	4,761,552
		19,578,694
Total Real Estate Investment Trusts
(Cost $19,676,266)		19,578,694

Principal Amount
Amount
Bonds: 33.3%
Corporate Bonds: 32.8%
Aerospace & Defense: 1.6%
	ADS Tactical, Inc.
$2,000,000	11.000%, 04/01/2018 4	2,080,000
	Bombardier, Inc.
2,000,000	5.500%, 09/15/2018 4	1,990,000
	Erickson, Inc.
400,000	8.250%, 05/01/2020	318,000
	Kratos Defense & Security Solutions, Inc.
1,000,000	7.000%, 05/15/2019	916,250
		5,304,250
Air Freight & Logistics: 0.6%
	XPO Logistics, Inc.
2,000,000	7.875%, 09/01/2019 4	2,144,700

Auto Components: 0.8%
	Goodyear Tire & Rubber Co.
2,500,000	8.250%, 08/15/2020	2,623,125

Beverages: 0.6%
	Beverages & More, Inc.
1,000,000	10.000%, 11/15/2018 4	998,750
	Cott Beverages, Inc.
1,000,000	6.750%, 01/01/2020 4	1,040,000
		2,038,750
Building Products: 0.4%
	Cleaver-Brooks, Inc.
1,275,000	8.750%, 12/15/2019 4	1,262,250
225,000	9.750%, 12/31/2019 4, 5	206,551
		1,468,801
Capital Markets: 0.5%
	Oppenheimer Holdings, Inc.
1,517,000	8.750%, 04/15/2018	1,585,265

Chemicals: 1.0%
	Consolidated Energy Finance SA
1,500,000	6.750%, 10/15/2019 4	1,530,000
	HIG BBC Intermediate Holdings LLC
750,000	10.500% Cash or 11.250% PIK, 09/15/2018 4	745,312
	LSB Industries, Inc.
1,000,000	7.750%, 08/01/2019	1,065,000
		3,340,312
Commercial Services & Supplies: 1.6%
	GFL Environmental Corp.
2,000,000	7.875%, 04/01/2020 4	2,060,000
	R.R. Donnelley & Sons Co.
750,000	8.250%, 03/15/2019	860,625
250,000	8.875%, 04/15/2021	286,875
	Transfield Services Ltd.
2,000,000	8.375%, 05/15/2020 4	2,140,000
		5,347,500
Construction & Engineering: 0.3%
	Michael Baker International LLC
1,000,000	8.250%, 10/15/2018 4	972,500

Construction Materials: 0.7%
	Associated Asphalt Partners LLC
1,111,000	8.500%, 02/15/2018 4	1,077,670
	Rain CII Carbon LLC
1,500,000	8.000%, 12/01/2018 4	1,470,000
		2,547,670
Consumer Finance: 0.6%
	Ally Financial, Inc.
500,000	3.500%, 07/18/2016	508,750
150,000	2.750%, 01/30/2017	149,700
	Enova International, Inc.
1,500,000	9.750%, 06/01/2021	1,425,000
		2,083,450
Containers & Packaging: 0.3%
	Ardagh Packaging Finance Plc
1,000,000	6.250%, 01/31/2019 4	1,022,500

Distributors: 0.6%
	Pittsburgh Glass Works LLC
2,000,000	8.000%, 11/15/2018 4	2,115,000

Diversified Consumer Services: 0.8%
	Outerwall, Inc.
1,520,000	6.000%, 03/15/2019	1,531,400
	Regis Corp.
1,000,000	5.750%, 12/05/2017 4	1,031,250
		2,562,650
Diversified Financial Services: 0.4%
	Icahn Enterprises L.P.
750,000	3.500%, 03/15/2017	756,562
	Intrepid Aviation Group Holdings LLC
250,000	8.250%, 07/15/2017 4	250,625
250,000	6.875%, 02/15/2019 4	233,750
		1,240,937
Electrical Equipment: 0.6%
	Power Solutions International, Inc.
2,000,000	5.500%, 05/01/2018 4	1,993,092

Electronic Equipment, Instruments & Components: 0.4%
	KEMET Corp.
1,500,000	10.500%, 05/01/2018	1,522,500

Food & Staples Retailing: 2.9%
	BI-LO LLC
1,500,000	8.625% Cash or 9.375% PIK, 09/15/2018 4	1,395,000
	KeHE Distributors LLC
1,000,000	7.625%, 08/15/2021 4	1,052,500
	Rite Aid Corp.
2,500,000	9.250%, 03/15/2020	2,715,625
	Roundy's Supermarkets, Inc.
600,000	10.250%, 12/15/2020 4	513,000
	Tops Holding II Corp.
595,000	8.750%, 06/15/2018	589,050
	Tops Holding/Markets II
2,000,000	8.000%, 06/15/2022 4	2,012,500
	US Foods, Inc.
1,500,000	8.500%, 06/30/2019	1,567,500
		9,845,175

Food Products: 1.2%
	Hearthside Group Holdings LLC
985,000	6.500%, 05/01/2022 4	945,600
	Shearer's Foods LLC
1,500,000	9.000%, 11/01/2019 4	1,620,000
	Simmons Foods, Inc.
1,500,000	7.875%, 10/01/2021 4	1,383,750
		3,949,350
Gas Utilities: 0.6%
	Star Gas Partners L.P.
2,000,000	8.875%, 12/01/2017	2,091,250

Health Care Equipment & Supplies: 0.5%
	Alere, Inc.
1,500,000	8.625%, 10/01/2018	1,557,000

Health Care Providers & Services: 1.6%
	CHS/Community Health Systems, Inc.
1,500,000	8.000%, 11/15/2019	1,584,375
	Hanger, Inc.
1,700,000	7.125%, 11/15/2018	1,704,250
	VWR Funding, Inc.
2,000,000	7.250%, 09/15/2017	2,072,500
		5,361,125
Hotels, Restaurants & Leisure: 0.7%
	Carrols Restaurant Group, Inc.
1,250,000	8.000%, 05/01/2022 4	1,318,750
	Ruby Tuesday, Inc.
900,000	7.625%, 05/15/2020	929,250
		2,248,000
Household Durables: 0.6%
	Century Intermediate Holding Co.
2,000,000	9.750% Cash or 10.500% PIK, 02/15/2019 4	2,087,500

Independent Power & Renewable Electricity Producers: 0.6%
	NRG Energy, Inc.
2,000,000	8.250%, 09/01/2020	2,100,000

IT Services: 0.2%
	Unisys Corp.
500,000	6.250%, 08/15/2017	530,625

Leisure Products: 0.3%
	Smith & Wesson Holding Corp.
1,000,000	5.000%, 07/15/2018 4	1,016,250

Machinery: 0.6%
	Navistar International Corp.
1,000,000	8.250%, 11/01/2021	955,000
	Waterjet Holdings, Inc.
1,065,000	7.625%, 02/01/2020 4	1,112,925
		2,067,925

Media: 2.1%
	Carmike Cinemas, Inc.
2,000,000	7.375%, 05/15/2019	2,119,200
	Crown Media Holdings, Inc.
1,500,000	10.500%, 07/15/2019	1,586,250
	Lions Gate Entertainment Corp.
500,000	5.250%, 08/01/2018	517,500
	MDC Partners, Inc.
2,000,000	6.750%, 04/01/2020 4	2,000,000
	NAI Entertainment Holdings
1,000,000	5.000%, 08/01/2018 4	1,025,000
		7,247,950
Metals & Mining: 2.1%
	A.M. Castle & Co.
100,000	12.750%, 12/15/2016	95,750
	Coeur Mining, Inc.
1,000,000	7.875%, 02/01/2021	852,500
	Edgen Murray Corp.
2,500,000	8.750%, 11/01/2020 4	2,709,375
	Hecla Mining Co.
1,475,000	6.875%, 05/01/2021	1,403,094
	Horsehead Holding Corp.
500,000	9.000%, 06/01/2017 4	502,500
1,500,000	10.500%, 06/01/2017 4	1,597,500
		7,160,719
Multiline Retail: 0.4%
	Bon-Ton Department Stores, Inc.
800,000	10.625%, 07/15/2017	798,000
700,000	8.000%, 06/15/2021	540,750
		1,338,750
Oil, Gas & Consumable Fuels: 2.5%
	Calumet Specialty Products Partners L.P.
200,000	6.500%, 04/15/2021	198,000
750,000	7.625%, 01/15/2022	768,750
1,000,000	7.750%, 04/15/2023 4	1,032,500
	Global Partners / GLP Finance Corp.
1,750,000	6.250%, 07/15/2022	1,688,750
250,000	7.000%, 06/15/2023 4	246,875
	NGL Energy Partners L.P.
750,000	6.875%, 10/15/2021	783,750
	Targa Resources Partners L.P.
1,000,000	5.000%, 01/15/2018 4	1,027,500
	Ultra Resources, Inc.
500,000	7.310%, 03/01/2016 5	503,447
500,000	5.920%, 03/01/2018 5	485,189
	Vanguard Natural Resources LLC
2,000,000	7.875%, 04/01/2020	1,920,000
		8,654,761
Paper & Forest Products: 0.1%
	Resolute Forest Products, Inc.
500,000	5.875%, 05/15/2023	457,500

Pharmaceuticals: 0.6%
	VPII Escrow Corp.
1,600,000	6.750%, 08/15/2018 4	1,681,000
	VRX Escrow Corp.
400,000	5.375%, 03/15/2020 4	414,000
		2,095,000
Road & Rail: 0.8%
	Hertz Corp.
2,500,000	7.500%, 10/15/2018	2,590,625

Semiconductors & Semiconductor Equipment: 0.5%
	Global A&T Electronics Ltd.
1,500,000	10.000%, 02/01/2019 4	1,361,250
500,000	10.000%, 02/01/2019 4	453,750
		1,815,000
Specialty Retail: 0.6%
	Brown Shoe Co., Inc.
2,000,000	7.125%, 05/15/2019	2,083,000

Thrifts & Mortgage Finance: 0.6%
	Nationstar Mortgage Holdings, Inc.
2,000,000	9.625%, 05/01/2019	2,132,500

Tobacco: 0.4%
	Alliance One International, Inc.
1,500,000	9.875%, 07/15/2021	1,318,125

Wireless Telecommunication Services: 0.5%
	Sprint Communications, Inc.
1,500,000	8.375%, 08/15/2017	1,627,500

Total Corporate Bonds
(Cost $111,478,344)		111,288,632

Convertible Bonds: 0.5%
Machinery: 0.0% 6
	Navistar International Corp.
150,000	4.500%, 10/15/2018	128,625

Metals & Mining: 0.1%
	A.M. Castle & Co.
500,000	7.000%, 12/15/2017	433,125

Semiconductors & Semiconductor Equipment: 0.4%
	NVIDIA Corp.
1,000,000	1.000%, 12/01/2018	1,150,625

Total Convertible Bonds
(Cost $1,639,416)		1,712,375

Total Bonds
(Cost $113,117,760)		113,001,007

Shares
Short-Term Investments: 4.6%
15,472,467	Federated U.S. Treasury Cash Reserves, 0.000% 7	15,472,467

Total Short-Term Investments
(Cost $15,472,467)		15,472,467

Total Investments in Securities: 99.2%
(Cost $301,534,934)		336,648,853
Other Assets in Excess of Liabilities: 0.8%		2,644,367
Total Net Assets: 100.0%		$339,293,220

ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Payment-in-kind - represents the security may pay interest in additional par.
1	Non-income producing security.
2	Affiliated company as defined by the Investment Company Act of 1940.
	Share Balance April 1, 2015	Purchases	Sales	Share Balance June 30, 2015	Realized Gain (Loss)	Dividend Income	Value June 30, 2015	Acquisition Cost
Cone Midstream Partners L.P.	225,280	-	-	225,280	$-	$-	$3,987,456	$5,636,584
PHH Corp.	180,290	-	-	180,290	-	-	4,692,949	4,108,818
Stonegate Mortgage Corp.	117,940	-	-	117,940	-	-	1,187,656	2,014,103
VTTI Energy Partners L.P.	164,980	-	-	164,980	-	44,858	4,131,099	3,665,720
Total							$13,999,160	$15,425,225

3	All or a portion of this security is considered illiquid. As of June 30, 2015, the total market value of illiquid securities was $9,306,211 or 2.7% of net assets.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2015, the value of these securities amounted to $56,098,465, or 16.5% of net assets.

5	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
6	Less than 0.05%.
7	Annualized seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments		$301,549,376
Gross unrealized appreciation		45,633,076
Gross unrealized depreciation		(10,533,599)
Net unrealized appreciation		$35,099,477

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2015 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015:

		Level 1	Level 2	Level 3	Total

Common Stocks^		$162,163,038	$-	$-	$162,163,038
Convertible Preferred Stocks^		1,225,490	-	-	1,225,490
Partnerships & Trusts^		25,208,157	-	-	25,208,157
Real Estate Investment Trusts		19,578,694	-	-	19,578,694
Corporate Bonds^		-	110,093,445	1,195,187	111,288,632
Convertible Bonds^		-	1,712,375	-	1,712,375
Short-Term Investments		15,472,467	-	-	15,472,467
Total Investments		$223,647,846	$111,805,820	$1,195,187	$336,648,853

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The Fund did not have transfers into or out of Level 1 securities during the period.
The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of March 31, 2015	$2,153,723
Accrued discounts/premiums	(4,744)
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	62,458
Purchases	-
Sales	-
Transfer in and/or out of Level 3	(1,016,250)
Balance as of June 30, 2015	$1,195,187

Transfers made out of Level 3 and into Level 2 as a third party pricing service provided a price.

Change in unrealized appreciation (depreciation) during the period ended for Level 3 securities held at June 30, 2015:	$28,327

Type of Security	Fair Value at 6/30/2015	Valuation Techniques	Unobservable Input		Range
Corporate Bonds	$1,195,187	Comparable Securities	Adjustment to Yield		(75)bps-300bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President

Date August 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President

Date August 7, 2015

By (Signature and Title)*  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date August 7, 2015

* Print the name and title of each signing officer under his or her signature.